DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Our debt, net is summarized as follows:

			December 31, 2021	December 31, 2020
	Stated Interest Rate	Maturity Date	Outstanding Borrowings	Outstanding Borrowings
Loans payable
DRP Revolver (1)	(i) Base Rate + 2.75%; or (ii) Base Rate + 3.75% (Eurodollar)	11/5/24	25,000	25,000
EB-5 Loan Agreement	5.75%	1/25/26	26,100	—
Total loans payable			51,100	25,000
Bonds payable
Series 2020 Bonds	(i) Tax Exempt Series 2020A Bonds: 3.625% (ii) Tax Exempt Series 2020A Bonds: 4.00% (iii) Taxable Series 2020B Bonds: 6.00%	(i) 1/1/35 (ii) 1/1/50 (iii) 1/1/25	263,980	263,980
Series 2021 Bonds	(i) Series 2021A Bonds: 1.875% to 3.00% (ii) Series 2021B Bonds: 4.10%	(i) 1/1/26 to 1/1/50 (ii) 1/1/28	425,000	—
Total bonds payable			688,980	263,980
Debt			740,080	288,980
Less: Debt issuance costs			(21,456)	(10,507)
Total debt, net			$718,624	$278,473

Total debt due within one year			$—	$25,000

(1)	Requires a quarterly commitment fee at a rate of 0.875% on the average daily unused portion, as well as customary letter of credit fees and agency fees.

Schedule of Principal Repayments Under our Debt Agreements
As of December 31, 2021, scheduled principal repayments under our debt agreements for the next five years and thereafter are summarized as follows:

	2022	2023	2024	2025	2026	Thereafter	Total
DRP Revolver	$—	$—	$25,000	$—	$—	$—	$25,000
EB-5 Loan Agreement	—	—	—	—	26,100	—	26,100
Series 2020 Bonds	—	—	—	79,060	—	184,920	263,980
Series 2021 Bonds	—	—	—	—	9,025	415,975	425,000
Total principal payments on loans and bonds payable	$—	$—	$25,000	$79,060	$35,125	$600,895	$740,080